Note 15 - Share-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Share-Based Payment Arrangement, Expense	$ 3,100,000	$ 3,300,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 3 months 18 days
Restricted Stock Units (RSUs) [Member] | Non Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	1 year
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Restricted Stock Awards and Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 30,000.00	$ 600,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 0.17	$ 0.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 3,000,000.0	$ 3,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 100,000	$ 300,000
Long Term Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	27,000,000.0		27,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Number of Shares Per Employee (in shares)		1,000,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee, Value		$ 175,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	281,467
Long Term Incentive Equity Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	3,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Number of Shares Per Employee (in shares)	150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	61,302
The 2008 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Number of Shares Per Employee (in shares)	5,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	20,473